19. Financial instruments (Details 7) R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Carrying amount	R$ (14,205)
Fair value	(13,523)
Trade Receivables With Credit Card Companies and Sales Vouchers [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	377
Fair value	377
Cross-Currency Interest Rate Swap [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	15
Fair value	15
Interest Rate Swap [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	25
Fair value	25
Forward Between Currencies [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(1)
Fair value	(2)
Borrowings and Financing (FVPL) [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(944)
Fair value	(944)
Borrowings and Financing and Debentures (Amortized Cost) [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(13,211)
Fair value	(12,528)
Disco Group Put Option [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(466)	[1]
Fair value	R$ (466)	[1]

[1]	Non-controlling shareholders of Group Disco del Uruguay S.A., Exito Group's subsidiary has a exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in "Acquisition of non-controlling interest".